Leases - Summary of lease expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation charge of right-of-use assets
Interest on lease liabilities (including in Financial expenses)	€ 150	€ 217	€ 259
Interest on sublease receivable (including in Financial income)	(11)	(26)	(46)
Variable lease payments not included in the measurement of lease liabilities	0
Remeasurement of Leases	(169)
Expenses relating to short-term leases and leases of low-value assets	126	137	166
Total expenses related to leases	758	1,167	1,449
Property [Member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	439	454	428
Vehicles [member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	105	76	75
Plant and Equipments [Member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	€ 118	€ 309	€ 567